Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2021 including the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Description	Level	Fair Value

September 30, 2021	Marketable securities	1	$345,026,384

Schedule of Liabilities Measured at Fair Value on Recurring Basis
The following table presents the fair value hierarchy for liabilities measured at fair value on a recurring basis as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Derivative liabilities:
Public Warrants	$7,131,150	$—	$—	$7,131,150
Private Placement Warrants	—	5,181,280	—	5,181,280
Forward Purchase Agreement	—	—	100,000	100,000

Total liabilities	$7,131,150	$5,181,280	$100,000	$12,412,430

Summary of Changes in Fair Value of Derivative Liabilities
The following table presents a summary of the changes in the fair value of the Derivative Liabilities:

	Public Warrant Liability	Private Warrant Liability	Forward p urchase Agreement	Total
Fair value, February 11, 2021	$12,880,575	$9,358,640	$1,508,461	$23,747,676
Recognized gain on change in fair value	4,953,337	3,598,947	503,029	9,055,313

Fair value, March 31, 2021	$7,927,238	$5,759,693	$1,005,432	$14,692,363
Recognized loss on change in fair value	(4,147,762)	(3,013,640)	(743,318)	(7,904,720)
Fair value, June 30, 2021	$12,075,000	$8,773,333	$1,748,750	$22,597,083
Recognized gain on change in fair value	4,943,850	3,592,053	1,648,750	10,184,653

Fair value, September 30, 2021	$7,131,150	$5,181,280	$100,000	$12,412,430